Note 22 - HMN Financial, Inc. Financial Information (Parent Company Only)	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
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OTE
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HMN Financial, Inc. Financial Information (Parent Company Only)
The following are the condensed financial statements for the parent company only as of
December 31, 2020
and
2019
and for the years ended
December 31, 2020,
2019
and
2018.

(Dollars in thousands)	2020	2019	2018
Condensed Balance Sheets
Assets:
Cash and cash equivalents	$10,970	7,722
Investment in subsidiaries	91,558	84,507
Prepaid expenses and other assets	891	610
Deferred tax asset, net	14	24
Total assets	$103,433	92,863
Liabilities and Stockholders' Equity:
Accrued expenses and other liabilities	$181	215
Total liabilities	181	215
Common stock	91	91
Additional paid-in capital	40,480	40,365
Retained earnings	117,849	107,547
Net unrealized gains on securities available for sale	1,282	46
Unearned employee stock ownership plan shares	(1,450)	(1,643)
Treasury stock, at cost, 4,359,552 and 4,284,840 shares	(55,000)	(53,758)
Total stockholders' equity	103,252	92,648
Total liabilities and stockholders' equity	$103,433	92,863
Condensed Statements of Income
Interest income	$43	21	0
Equity income of subsidiaries	10,815	8,627	8,800
Compensation and benefits	(243)	(240)	(221)
Occupancy and equipment	(30)	(30)	(30)
Data processing	(6)	(6)	(6)
Professional services	(93)	(131)	(124)
Other	(383)	(367)	(331)
Income before income tax benefit (expense)	10,103	7,874	8,088
Income tax benefit (expense)	199	(81)	148
Net income	$10,302	7,793	8,236
Condensed Statements of Cash Flows
Cash flows from operating activities:
Net income	$10,302	7,793	8,236
Adjustments to reconcile net income to cash used by operating activities:
Equity income of subsidiaries	(10,815)	(8,627)	(8,800)
Deferred income tax benefit	10	71	46
Earned employee stock ownership shares priced above original cost	145	230	206
Stock option compensation	0	1	17
Amortization of restricted stock awards	238	187	134
Decrease in unearned ESOP shares	193	193	194
Decrease (increase) in other assets	(281)	1,404	(146)
Decrease in other liabilities	(34)	(18)	(20)
Other, net	0	(1)	(1)
Net cash (used) provided by operating activities	(242)	1,233	(134)
Cash flows from financing activities:
Warrants purchased	0	0	(6,453)
Excess tax benefit from options exercised	0	0	64
Treasury stock purchased	(1,450)	0	0
Stock awards withheld for tax withholding	(60)	(45)	0
Dividends received from Bank	5,000	5,000	6,000
Net cash provided (used) by financing activities	3,490	4,955	(389)
Increase (decrease) in cash and cash equivalents	3,248	6,188	(523)
Cash and cash equivalents, beginning of year	7,722	1,534	2,057
Cash and cash equivalents, end of year	$10,970	7,722	1,534